Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Preferred Stock	Additional Paid in Capital	Retained Earnings
Balance at Dec. 31, 2014	$ 700,099	$ 83		$ 71	$ 370,201	$ 329,744
Net loss	(10,496)					(10,496)
Share based compensation	60				60
Preferred share dividend	(7,100)					(7,100)
Common share dividends	(2,502)					(2,502)
Balance at Jun. 30, 2015	680,061	83		71	370,261	309,646
Balance at Dec. 31, 2015	634,146	83	$ 0	71	369,731	264,261
Net loss	(26,811)					(26,811)
Repurchase of preferred stock	(929)			(1)	(928)
Repurchase of common stock	(107)		(107)
Share based compensation	60				60
Preferred share dividend	(7,037)					(7,037)
Balance at Jun. 30, 2016	$ 599,322	$ 83	$ (107)	$ 70	$ 368,863	$ 230,413